INTANGIBLE ASSETS - Other intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of changes in other intangible assets
Transfer from other items	$ 300
Balance at the end	1,941
Cost
Reconciliation of changes in other intangible assets
Exchange rate adjustments	200
Additions	600
Balance at the end	2,300
Amortization
Reconciliation of changes in other intangible assets
Additions from business combinations	1,200
Amortization for the year	300
Transfer from other items	(100)
Balance at the end	$ (400)